7. INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories Details 1Abstract
Provision for inventory losses, beginning	R$ (135,840)	R$ (101,176)
(Estimated losses) / Reversal of inventories with low turnover and obsolescence	(21,914)	(34,664)
Provision for inventory losses, ending	R$ (157,754)	R$ (135,840)